COMMITMENTS AND CONTINGENCIES - Facility lease agreements (Details)						3 Months Ended	12 Months Ended
	May 01, 2023 USD ($)	May 01, 2022 item USD ($)	Mar. 01, 2022 USD ($)	Dec. 01, 2021 USD ($) item	Aug. 01, 2021 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Leases
Additional office space leased		9,352		3,684	15,385
Period of time after notice of cancellation that the lease effectively terminates		90 days		90 days	90 days
Number of lease amendments executed | item				2			2
Number of months rent due as a termination payment if lease cancellation option exercised | item		3		3	3
Total lease payments per month	$ 52,300		$ 51,700
Rent expense						$ 69,000	$ 420,500	$ 262,900
Future minimum commitments
2022							616,157
2023							624,825
2024							523,939
Total							$ 1,764,921